INCOME FROM CONTRACTS WITH CUSTOMERS - Income and Cost for Goods and Services (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income From Contract With Customers [Line Items]
Others operating income	$ 273,914	$ 155,825	$ 139,575
Total income from sales of good and services	10,450,914	9,144,789	9,156,588
Cost of sales from companies from non-financial sector	(5,594,615)	(4,766,263)	(5,041,089)
Impairment losses on loans and other accounts receivable	(51,064)	(46,078)	(43,401)
General and administrative expenses	(647,425)	(487,530)	(659,262)
Personnel expenses	(558,561)	(538,463)	(555,038)
Amortization of intangible assets	(263,755)	(230,396)	(267,808)
Depreciation of tangible assets	(117,246)	(119,813)	(98,963)
Depreciation of right of use assets	(34,374)	(36,002)	(30,425)
Employee bonuses	(38,766)	(28,722)	(36,300)
Expenses from commissions and fees	(27,886)	(26,884)	(30,885)
Donations expenses	(16,178)	(35,622)	(14,704)
Labor severances	(2,109)	(5,715)	(3,902)
Costs and expenses of sales goods and services	(7,351,979)	(6,321,488)	(6,781,777)
Gross profit from sales of goods and services	3,098,935	2,823,301	2,374,811
Energy And Gas E & G
Disclosure Of Income From Contract With Customers [Line Items]
Income from goods and services from non-financial sector	4,874,278	4,509,551	4,524,903
Infrastructure [member]
Disclosure Of Income From Contract With Customers [Line Items]
Income from goods and services from non-financial sector	4,662,912	3,966,192	3,783,534
Hotels [Member]
Disclosure Of Income From Contract With Customers [Line Items]
Income from goods and services from non-financial sector	285,692	139,782	366,835
Agribusiness [member]
Disclosure Of Income From Contract With Customers [Line Items]
Income from goods and services from non-financial sector	218,511	147,443	135,928
Others services [member]
Disclosure Of Income From Contract With Customers [Line Items]
Income from goods and services from non-financial sector	$ 135,607	$ 225,996	$ 205,813